Warrants - Changes in warrant liability - Additional information (Details)									1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 21, 2021 USD ($) $ / shares shares	Nov. 13, 2020 $ / shares	Apr. 22, 2020 USD ($) $ / shares	Jan. 23, 2020	Aug. 18, 2017	Dec. 16, 2016 USD ($)	Nov. 09, 2016 USD ($) $ / shares shares	Sep. 30, 2016 $ / shares shares	Sep. 30, 2021 USD ($)	Jan. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Y $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2022 shares	Aug. 25, 2021 USD ($) $ / shares shares	Apr. 22, 2021 $ / shares	Jun. 30, 2020 shares	Dec. 31, 2016 USD ($)
Class of Warrant or Right [Line Items]
Maximum number of warrants issued to purchase common stock in future							$ 1,000,000.00				$ 1,000,000.00		$ 1,000,000.00
Percentage of discount of future issuance of preferred stock													20.00%
Vesting period		24 months		0 years		0 years				0 years			0 years
Warrants expiration period		36 months				10 years
Fair value of warrants						$ 50,000	$ 250,000			$ 2,140,000	250,000		$ 250,000		$ 250,000
Warrant liabilities											297,634		297,634		374,694	$ 287,750
Fair Value Adjustment of Warrants											$ (36,472)		$ (77,060)		$ 86,944
Number of warrants exercised for issuance of shares | shares											5,376,663		5,376,663		7,752,009	6,469,046				32,092
Proceeds from issuance of Common Stock warrants	$ 67,000												$ 55,838		$ 1,129,535
Exercise price of warrants | $ / shares																			$ 150
Exchange of SAFEs For Warrants																$ (125,000)
Fair value of consideration received from warrants										$ 725,000
Fair value in excess of total consideration												$ 1,400,000
Warrants Strike Price | $ / shares			$ 0.002							$ 1.6000
Promissory Note Allocated to Equity Warrants			$ 88,000
Share issue price | $ / shares		$ 1.20
Strike Price (per share) | $ / shares																			$ 150
Amount Of Authorized Units																		$ 5,000,000.00
Common Stock, Par or Stated Value Per Share | $ / shares											$ 0.01		$ 0.01		$ 0.01	$ 0.01
Number Of Warrants Per Unit | shares																		1
Proceeds from issuance of common stock									$ 5,431,852,000				$ 203,439	$ 3,973,339	$ 7,633,045	$ 263,877
Number Of Warrants Issued | shares															1,357,963
Trusted Mail
Class of Warrant or Right [Line Items]
Percentage of discount of future issuance of preferred stock					20.00%
Exchange of SAFEs For Warrants										$ (125,000)
Cancellation of Shares Value Issued To Investor										$ 100,000
Exercise price
Class of Warrant or Right [Line Items]
Warrants measurement input										1.60					4.00
Risk free interest rate
Class of Warrant or Right [Line Items]
Warrants measurement input										1.58
Risk free interest rate | Minimum
Class of Warrant or Right [Line Items]
Warrants measurement input															0.07
Risk free interest rate | Maximum
Class of Warrant or Right [Line Items]
Warrants measurement input															0.30
Dividend yield
Class of Warrant or Right [Line Items]
Warrants measurement input										0					0
Expected volatility
Class of Warrant or Right [Line Items]
Warrants measurement input										44
Expected volatility | Minimum
Class of Warrant or Right [Line Items]
Warrants measurement input															52.86
Expected volatility | Maximum
Class of Warrant or Right [Line Items]
Warrants measurement input															57.21
Contractual term
Class of Warrant or Right [Line Items]
Warrants measurement input										2					1
Regulation CF, D, and S Common Stock And Warrant Offering
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares | shares															1,357,963		77,105
Amount Of Authorized Units																		$ 5,000,000.00
Number Of Warrants Per Unit | shares																		1
Class A Common Stock
Class of Warrant or Right [Line Items]
Vesting period							0 years	0 years
Fair value of warrants																					$ 183,000
Number of warrants exercised for issuance of shares | shares	400,641						400,640	400,641		4,660,555					400,641
Proceeds from issuance of Common Stock warrants													50,000		$ 0.17
Exercise price of warrants | $ / shares	$ 0.1664						$ 0.6240	$ 0.1664
Fair value of warrants price per share | $ / shares							0.46
Warrants Value Credited per Annum Over Three Years Period										$ 100,000
Fair value of consideration received from warrants										$ 300,000					$ 50,000
Strike Price (per share) | $ / shares	$ 0.1664						$ 0.6240	$ 0.1664
Maximum amount of discretion of authorized shares																		$ 5,000,000.00
Number Of Shares Per Unit | shares																		1
Common Stock, Par or Stated Value Per Share | $ / shares																		$ 0.01
Number Of Warrants Per Unit | shares																		1
Number Of Shares Per Warrant | shares																		1
Number Of Warrants Issued | shares															1,357,963
Class A Common Stock | Trusted Mail
Class of Warrant or Right [Line Items]
Vesting period										0 years
Number of warrants exercised for issuance of shares | shares										932,210
Exercise price of warrants | $ / shares										$ 1.6000
Strike Price (per share) | $ / shares										$ 1.6000
Class A Common Stock | Exercise price
Class of Warrant or Right [Line Items]
Exercise price of warrants | $ / shares															$ 4.00
Strike Price (per share) | $ / shares															$ 4.00
Class A Common Stock | Regulation CF, D, and S Common Stock And Warrant Offering
Class of Warrant or Right [Line Items]
Maximum amount of discretion of authorized shares																		$ 5,000,000.00
Number Of Shares Per Unit | shares																		1
Common Stock, Par or Stated Value Per Share | $ / shares																		$ 0.01
Number Of Shares Per Warrant | shares																		1
Series A Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Share issue price | $ / shares			$ 7.79
Fair Value of Warrant Liability
Class of Warrant or Right [Line Items]
Warrant liabilities											$ 48,000		48,000		$ 125,000
Fair Value Adjustment of Warrants													$ 77,000		$ 87,000	$ 38,000
Warrants measurement input										1.56
Fair Value of Warrant Liability | Minimum
Class of Warrant or Right [Line Items]
Warrants measurement input															2.48
Fair Value of Warrant Liability | Maximum
Class of Warrant or Right [Line Items]
Warrants measurement input															5.55